Property, Plant and Equipment: (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 5,609,567	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	5,609,567	11,677,534
Cost: Furniture and office equipment	479,579	469,569
Accumulated Depreciation: Furniture and office equipment	(360,224)	(333,828)
Net: Furniture and office equipment	119,355	135,741
Cost: Transportation equipment	491,025	491,025
Accumulated Depreciation: Transportation equipment	(132,827)	(34,622)
Net: Transportation equipment	358,198	456,403
Cost: Leasehold improvements	51,658	51,658
Accumulated Depreciation: Leasehold improvements	(18,056)	(11,063)
Net: Leasehold improvements	33,602	40,595
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	6,981,829	13,039,786
Total Accumulated Depreciation property, plant and equipment	(511,107)	(379,513)
Total net property, plant and equipment	$ 6,470,722	$ 12,660,273